Debt Securities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2021
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Debt Securities at Fair Value through Profit or Loss
NOTE 6. DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

The Group’s debt securities at fair value through profit or loss are detailed in Schedule A.
The credit quality of debt securities is disclosed in Note 45.